Related Party Transacations	9 Months Ended
Jul. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
Note 5 – Related Party Transactions

From time to time, the Chief Executive Officer advances funds to the Company for working capital purposes. Those advances are unsecured, non-interest bearing and due on demand.

Advances consisted of the following:

	July 31, 2013	October 31, 2012

Proceeds	$8,850	$-
Repayments	(2,500)	---

	$6,350	$-